Other Income (Expense), including Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Other income (expense), net						$ 607	$ 12,061
Other income, related parties	$ 342
Other Income [Member]
Other income (expense), net						88	8,083
Other Expense [Member]
Other income (expense), net						(34)
Marketable Security [Member]
Other income (expense), net						$ 553
Contingent Liability [Member]
Other income (expense), net							$ 3,978